SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Disclosure of supplemental cash flow information

		Years Ended December 31,
	2017	2016
Trade and other receivables	$33,302	$(16,482)
Inventories	5,722	(38,024)
Other current assets	(535)	1,474
Other non-current assets	(11,541)	2,619
Accounts payable and accrued liabilities, and other non-current liabilities	(18,705)	(17,143)
Changes in working capital	$8,243	$(67,556)